Related Party Transactions	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 11 - Related Party Transactions

Related Party Events for Fiscal Year Ended October 31, 2012

The Company issued an unsecured convertible promissory note to Michael D. Francis, (“Francis”) a shareholder of the Company on June 7, 2012, which issuance resulted in gross proceeds to the Company of $60,000.  Interest shall accrue at the rate of 8% per annum and payable on the maturity date of October 31, 2012.  Francis will have the right to convert the principal amount of the note and all accrued but unpaid interest into common stock of the Company at $.07 per share.  The conversion price of $.07 per share is equal to 75% of the closing price of the Company’s common stock for the 10 preceding days. The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company issued an unsecured convertible promissory note to Francis on August 8, 2012, which issuance resulted in gross proceeds to the Company of $100,000.  Interest shall accrue at the rate of 8% per annum and payable on the maturity date of October 31, 2012.  Francis will have the right to convert the principal amount of the note and all accrued but unpaid interest into common stock of the Company at $.06 per share.  The conversion price of $.06 per share is equal to 75% of the closing price of the Company’s common stock for the 10 preceding days. The Company evaluated the beneficial conversion feature imbedded in the convertible promissory note and determined the effect was not material.

The Company received loan proceeds from Francis on September 7, 2012, which resulted in gross proceeds to the Company of $30,000.  The loan proceeds were consolidated to a convertible promissory note issued by the Company on December 6, 2012 (see Note 14 – Subsequent Events).

The Company received loan proceeds from Francis on September 19, 2012, which resulted in gross proceeds to the Company of $30,000.  The loan proceeds were consolidated to a convertible promissory note issued by the Company on December 6, 2012 (see Note 14 – Subsequent Events).

Related Party Events for Fiscal Year Ended October 31, 2011

The Company issued an unsecured promissory note to Francis (“the Francis Note”) on December 10, 2010, which issuance resulted in gross proceeds to the Company of $75,000.  On January 23, 2012 the note was satisfied with an agreement for settlement and release arranged for pursuant to our “Agreement to Assign and Settle Notes” with Vinfluence.

The Company issued an unsecured promissory note to Herbert Kozlov, (“Kozlov Note”) a shareholder of the Company, on December 6, 2010, which issuance resulted in gross proceeds to the Company of $50,000. The note went in default and the parties have mutually agreed to extend the maturity date to March 1, 2013.

The Company issued two unsecured promissory notes to Capara Investments, (“Capara Notes”) an affiliated company of Raj Pamani of which Mr. Pamani is the sole member, and a shareholder of the Company, of $50,000 on June 1, 2011, $50,000 on July 1, 2011 and $5,000 on October 24, 2011, which issuances resulted in gross proceeds to the Company of $105,000 in total.

Accrued and unpaid interest is added to the unpaid principal amount of the Director Notes, Shareholder Notes and Unrelated Party Notes every three months. Interest expense on the Director Notes, Shareholder Notes and Unrelated Party Notes every for the year ended October 31, 2012 and 2011 was $66,079 and $151,771 respectively. During the years ended October 31, 2012 and 2011, $73,722 and $211,833 of accrued interest was added to the principal amount of the Francis Note, Kozlov Note and Capara Notes.